CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 9,035,743	$ 3,218,191
Other receivables		77,364
Prepaid expenses - current portion	359,491	502,837
Total Current Assets	9,395,234	3,798,392
NON - CURRENT ASSETS:
Property and equipment, net - (see Note 6)	6,680,903	7,386,776
Mineral rights - (see Note 5)	16,786,912	16,786,912
Reclamation bond deposit - (see Note 5)	4,645,533	4,645,533
Deposits	3,884	3,884
Total Non - Current Assets	28,117,232	28,823,105
Total Assets	37,512,466	32,621,497
CURRENT LIABILITIES:
Accounts payable and accrued expenses	446,765	778,314
Note payable - current portion (see Note 7)	23,036	23,036
Note payable - related party - (see Note 8)		486,250
Total Current Liabilities	469,801	1,287,600
LONG-TERM LIABILITIES:
Note payable - long term portion (see Note 7)	42,233	59,510
Total Liabilities	512,034	1,347,110
Commitments and Contingencies
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized - (see Note 9)
Common stock ($.0001 Par Value; 500,000,000 Shares Authorized; 273,292,023 and 266,592,023 shares issued and outstanding as of September 30, 2013 and December 31, 2012, respectively) - (see Note 9)	27,329	26,659
Additional paid-in capital	131,845,027	113,052,194
Accumulated deficit	(14,901,794)	(14,901,794)
Accumulated deficit since inception of exploration stage (September 1, 2011)	(79,970,131)	(66,902,672)
Total Stockholders' Equity	37,000,432	31,274,387
Total Liabilities and Stockholders' Equity	37,512,466	32,621,497
Convertible Series E Preferred stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized - (see Note 9)	$ 1